REVENUES AND CONTRACT ACCOUNTING (Details - Contract assets) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Cumulative revenues recognized	$ 8,820,256	$ 5,934,205
Less: Billings or cash received	(8,178,309)	(5,508,483)
Contract Assets	$ 641,947	$ 425,722